Shareholder Report, Holdings (Details)	Jul. 31, 2025
Aztlan Global Stock Selection DM SMID ETF | SCREEN Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | dormakaba Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Centrica PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | JB Hi-Fi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Pandora AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Wartsila OYJ Abp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Swissquote Group Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Buzzi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Aztlan Global Stock Selection DM SMID ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Aztlan Global Stock Selection DM SMID ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Aztlan Global Stock Selection DM SMID ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Aztlan Global Stock Selection DM SMID ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Aztlan Global Stock Selection DM SMID ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aztlan Global Stock Selection DM SMID ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aztlan Global Stock Selection DM SMID ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Aztlan North America Nearshoring Stock Selection ETF | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Aztlan North America Nearshoring Stock Selection ETF | SBA Communications Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aztlan North America Nearshoring Stock Selection ETF | Expeditors International of Washington, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Aztlan North America Nearshoring Stock Selection ETF | ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Aztlan North America Nearshoring Stock Selection ETF | Hub Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Aztlan North America Nearshoring Stock Selection ETF | Prologis Property Mexico SA de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Aztlan North America Nearshoring Stock Selection ETF | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aztlan North America Nearshoring Stock Selection ETF | Terreno Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aztlan North America Nearshoring Stock Selection ETF | Dream Industrial Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Aztlan North America Nearshoring Stock Selection ETF | STAG Industrial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Aztlan North America Nearshoring Stock Selection ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Aztlan North America Nearshoring Stock Selection ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Aztlan North America Nearshoring Stock Selection ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Aztlan North America Nearshoring Stock Selection ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aztlan North America Nearshoring Stock Selection ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%